Financial Instrument - Risk Management and Fair Value - Summary of Gearing Ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [abstract]
Total debt (note 18)	$ 1,055,421	$ 1,287,248
Less: non-restricted cash and cash equivalents and short-term investments	(851,135)	(722,358)
Net debt	204,286	564,890
Total equity	1,934,906	1,796,594	$ 1,850,938	$ 1,589,138
Total capitalization	$ 2,139,192	$ 2,361,484
Gearing ratio	9.50%	23.90%